Employee Benefit Plans (Amounts Recognized In Balance Sheet) (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive net loss	$ (161)	$ (139)	$ (164)	$ (101)	$ (111)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current liabilities		(5)	(4)
Other noncurrent liabilities		(901)	(909)
Net liability recognized		(906)	(913)
Net loss		531	534
Net regulatory asset recognized		531	534
Accumulated other comprehensive net loss		120	147
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current liabilities		(15)	(7)
Other noncurrent liabilities		(843)	(867)
Net liability recognized		(858)	(874)
Net loss		129	171
Prior service cost (credit)		(37)	(57)
Net regulatory asset recognized		92	114
Accumulated other comprehensive net loss		$ 1	$ 1